INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2018
Inventory Disclosure [Abstract]
Schedule Of Inventory
	December 31,	June 30,
	2017	2018

Raw materials	$12,011	$10,268
Work in progress	576	730
Finished products	41,577	35,042

	$54,164	$46,040